SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting, Policy [Policy Text Block]
BASIS OF PRESENTATION
The accompanying audited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

The consolidated balance sheet as of March 31, 2015 and the consolidated statement of operations for the year ended March 31, 2015, the consolidated statement of cash flows for the year ended March 31, 2015 and the consolidated statement of changes in stockholders equity (deficit) for the year ended March 31, 2015, included in this prospectus are restated to correct errors in accounting that were identified in the Company's annual report on Form 10-K for the year ended March 31, 2015. Please refer to Note 2 for further details on the specifics and effects of these corrections of accounting error.

The consolidated balance sheet as of March 31, 2014 and the consolidated statement of operations for the year ended March 31, 2014, the consolidated statement of cash flows for the year ended March 31, 2014 and the consolidated statement of changes in stockholders equity (deficit) for the year ended March 31, 2014, included in this prospectus are restated to correct errors in accounting that were identified in the Company's annual report on Form 10-K for the year ended March 31, 2014. Please refer to Note 2 for further details on the specifics and effects of these corrections of accounting error.

Consolidation, Policy [Policy Text Block]
PRINCIPLES OF CONSOLIDATION
The consolidated financial statements include the accounts of Elite Pharmaceuticals, Inc. and its wholly-owned subsidiary, Elite Laboratories, Inc. (“Elite Labs”, and collectively, the “Company”). The financial statements of its wholly-owned entity are consolidated and all significant intercompany accounts are eliminated upon consolidation.

Nature of Operations [Policy Text Block]
NATURE OF BUSINESS
Elite Pharmaceuticals, Inc. was incorporated on October 1, 1997 under the laws of the State of Delaware, and its wholly-owned subsidiary Elite Laboratories, Inc. was incorporated on August 23, 1990 under the laws of the State of Delaware. On January 5, 2012, Elite Pharmaceuticals was reincorporated under the laws of the State of Nevada. Elite Labs engages primarily in researching, developing and licensing proprietary orally administered, controlled-release drug delivery systems and products with abuse deterrent capabilities and the manufacture of generic, oral dose pharmaceuticals. The Company is equipped to manufacture controlled-release products on a contract basis for third parties and itself if and when the products are approved. These products include drugs that cover therapeutic areas for pain, allergy, bariatric and infection. Research and development activities are done so with an objective of developing products that will secure marketing approvals from the United States Food and Drug Administration (“US-FDA”), and thereafter, commercially exploiting such products.

Cash and Cash Equivalents, Policy [Policy Text Block]
CASH
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of cash on deposit with banks and money market instruments. The Company places its cash and cash equivalents with high-quality, U.S. financial institutions and, to date has not experienced losses on any of its balances.

Receivables, Policy [Policy Text Block]
ACCOUNTS RECEIVABLE
Accounts receivable are comprised of balances due from customers, net of estimated allowances for uncollectible accounts. In determining collectability, historical trends are evaluated and specific customer issues are reviewed on a periodic basis to arrive at appropriate allowances.

Inventory, Policy [Policy Text Block]	INVENTORIES Inventories are stated at the lower of cost (first-in, first-out basis) or market (net realizable value).

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
LONG-LIVED ASSETS
The Company periodically evaluates the fair value of long-lived assets, which include property and equipment and intangibles, whenever events or changes in circumstances indicate that its carrying amounts may not be recoverable. Such conditions may include an economic downturn or a change in the assessment of future operations. A charge for impairment is recognized whenever the carrying amount of a long-lived asset exceeds its fair value. Management has determined that no impairment of long-lived assets has occurred.

Property and equipment are stated at cost. Depreciation is provided on the straight-line method based on the estimated useful lives of the respective assets which range from three to forty years. Major repairs or improvements are capitalized. Minor replacements and maintenance and repairs which do not improve or extend asset lives are expensed currently.

Upon retirement or other disposition of assets, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss, if any, is recognized in income.

Costs to acquire intangible assets are capitalized and, if such assets are determined to have a finite useful life, amortized to expense on a straight-line method over such finite useful life. Costs to acquire intangible assets that are determined to be indefinitely lived, such as Abbreviated New Drug Applications (“ANDA’s”) are capitalized, but not amortized to expense.

All intangible assets are tested for impairment on at least an annual basis, or sooner, should events or changes in circumstances occur that may indicate a potential impairment of a listed intangible assets.

Research and Development Expense, Policy [Policy Text Block]	RESEARCH AND DEVELOPMENT Research and development expenditures are charged to expense as incurred.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
CONCENTRATION OF CREDIT RISK
The Company maintains cash balances, which, at times, may exceed the amounts insured by the Federal Deposit Insurance Corp. Uninsured balances at March 31, 2016 are $11.5 million. Management does not believe that there is any significant risk of losses.

The Company in the normal course of business extends credit to its customers based on contract terms and performs ongoing credit evaluations. An allowance for doubtful accounts due to uncertainty of collection is established based on historical collection experience. Amounts are written off when payment is not received after exhaustive collection efforts. During Fiscal 2016, Fiscal 2015 and Fiscal 2014, the Company generated all its revenues from six, seven and ten companies, respectively. The termination of the contracts with either of such companies will result in the loss of a significant amount of revenues currently being earned.

Use of Estimates, Policy [Policy Text Block]
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates made by management include, but are not limited to, the recognition of revenue, the amount of the allowance for doubtful accounts receivable and the fair value of intangible assets, stock-based awards and derivatives.

Income Tax, Policy [Policy Text Block]
INCOME TAXES
The Company uses the liability method for reporting income taxes, under which current and deferred tax liabilities and assets are recorded in accordance with enacted tax laws and rates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Under the liability method, the amounts of deferred tax liabilities and assets at the end of each period are determined using the tax rate expected to be in effect when taxes are actually paid or recovered. Further tax benefits are recognized when it is more likely than not, that such benefits will be realized. Valuation allowances are provided to reduce deferred tax assets to the amount considered likely to be realized.

GAAP prescribes a recognition threshold and measurement attribute for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the company has taken or expects to take on a tax return. GAAP requires that the financial statements reflect expected future tax consequences of such positions presuming the taxing authorities’ full knowledge of the position and all relevant facts, but without considering time values. No adjustments related to uncertain tax positions were recognized during Fiscal 2016 and Fiscal 2015.

The Company recognizes interest and penalties related to uncertain tax positions as a reduction of the income tax benefit. No interest and penalties related to uncertain tax positions were accrued as of March 31, 2016 and March 31, 2015.

The Company operates in multiple tax jurisdictions within the United States of America. Although we do not believe that we are currently under examination in any of our major tax jurisdictions, we remain subject to examination in all of our tax jurisdiction until the applicable statutes of limitation expire. As of March 31, 2016, a summary of the tax years that remain subject to examination in our major tax jurisdictions are: United States – Federal, 2012 and forward, and State, 2008 and forward. The Company did not record unrecognized tax positions for the years ended March 31, 2016, 2015 and 2014.

Earnings Per Share, Policy [Policy Text Block]
EARNINGS PER COMMON SHARE
Basic earnings per common share is calculated by dividing net earnings by the weighted average number of shares outstanding during each period presented. Diluted earnings per share are calculated by dividing earnings by the weighted average number of shares and common stock equivalents. The Company’s common stock equivalents consist of options, warrants and convertible securities.

Collaborative Arrangement, Accounting Policy [Policy Text Block]
COLLABORATIVE ARRANGEMENTS
Contracts are considered to be collaborative arrangements when they satisfy the following criteria defined in ASC 808, “Collaborative Arrangements”:
•	The parties to the contract must actively participate in the joint operating activity; and
•	The joint operating activity must expose the parties to the possibility of significant risks and rewards, based on whether or not the activity is successful.

The Company entered into a sales and distribution licensing agreement with Epic Pharma LLC, dated June 4, 2015 (the “2015 Epic License Agreement”), which has been determined to satisfy the criteria for consideration as a collaborative agreement, and is accounted for accordingly, in accordance with GAAP.

Revenue Recognition, Policy [Policy Text Block]
REVENUE RECOGNITION
The Company enters into licensing, manufacturing and development agreements which may include multiple revenue generating activities, including, without limitation, milestones, license fees, product sales and services. These multiple elements are assessed in accordance ASC 605-25 Revenue Recognition for Multiple-Element Arrangements in order to determine whether particular components of the arrangement represent separate units of accounting.

An arrangement component is considered to be a separate unit of accounting if the deliverable relating to the component has value to the customer on a standalone basis, and if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item is considered probable and substantially in control of the Company.

The Company recognizes payments received pursuant to a multiple revenue agreement as revenue, only if the related delivered item(s) have stand-alone value, with the arrangement being accordingly accounted for as a separate unit of accounting. If such delivered item(s) are considered to either not have stand-alone value, the arrangement is accounted for as a single unit of accounting, and the payments received are recognized as revenue over the estimated period of when performance obligations relating to the item(s) will be performed.

Whenever the Company determines that an arrangement should be accounted for as a single unit of accounting, it determines the period over which the performance obligations will be performed and revenue will be recognized. If it cannot reasonably estimate the timing and the level of effort to complete its performance obligations under a multiple-element arrangement, revenues are then recognized on a straight-line basis over the period encompassing the expected completion of such obligations, with such period being reassessed at each subsequent reporting period.

Arrangement consideration is allocated at the inception of the arrangement to all deliverables on the basis of their relative selling price (the relative selling price method). When applying the relative selling price method, the selling price of each deliverable is determined using vendor-specific objective evidence of selling price, if such exists; otherwise, third-part evidence of selling price. If neither vendor-specific objective evidence nor third-party evidence of selling price exists for a deliverable, the Company uses its best estimate of the selling price for that deliverable when applying the relative selling price method. In deciding whether we can determine vendor-specific objective evidence or third-party evidence of selling price, the Company does not ignore information that is reasonably available without undue cost and effort.

When determining the selling price for significant deliverables under a multiple-element revenue arrangement, the Company considers any or all of the following, depending on information available or information that could be reasonably available without undue cost and effort: vendor-specific objective evidence, third party evidence or best estimate of selling price. More specifically, factors considered can include, without limitation and as appropriate, size of market for specific a product, number of suppliers and other competitive market factors, forecast market shares and gross profits, barriers/time frames to market entry/launch, intellectual property rights and protections, exclusive or non-exclusive arrangements, costs of similar/identical deliverables from third parties, contractual terms, including, without limitation, length of contract, renewal rights, commercial terms, profit allocations, and other commercial, financial, tangible and intangible factors that may be relevant in the valuation of a specific deliverable.

Milestone payments are accounted for in accordance with ASC 605-28 “Revenue Recognition-Milestone Method” for any deliverables or units of accounting under which the Company must achieve a defined performance obligation which is contingent upon future events or circumstances that are uncertain as of the inception of the arrangement providing for such future milestone payment. Determination of the substantiveness of a milestone is a matter of subjective assessment performed at the inception of the arrangement, and with consideration earned from the achievement of a milestone meeting all of the following:

•       It must be either commensurate with the Company's performance in achieving the milestone or the enhancement of the value of the delivered item(s) as a result of a specific outcome resulting from the Company's performance to achieve the milestone; and
•       It relates solely to past performance; and
•       It is reasonable relative to all of the deliverables and payment terms (including other potential milestone consideration) within the arrangement.

Segment Reporting, Policy [Policy Text Block]
SEGMENT REPORTING
FASB ASC 280-10-50, “Disclosure about Segments of an Enterprise and Related Information” requires use of the “management approach” model for segment reporting. The management approach is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

The Company disaggregates its product revenues into the type of marketing authorization relating to each product, specifically the following two reportable segments:
1.	ANDA’s for generic products; or
2.	NDA’s for branded products.

Asset information is not reviewed or included within the Company’s internal management reporting. Accordingly, the Company does not disclose asset information for each reportable segment.

Please see note 3 for further details.

Lease, Policy [Policy Text Block]
LEASES
Lease agreements are evaluated to determine if they are capital leases meeting any of the following criteria at inception: (a) transfer of ownership; (b) bargain purchase option; (c) the lease term is equal to 75 percent or more of the estimated economic life of the leased property; or (d) the present value at the beginning of the lease term of the minimum lease payments, excluding that portion of the payments representing executory costs such as insurance, maintenance, and taxes to be paid by the lessor, including any profit thereon, equals or exceeds 90 percent of the excess of the fair value of the leased property to the lessor at lease inception over any related investment tax credit retained by the lessor and expected to be realized by the lessor.

If at its inception a lease meets any of the four lease criteria above, the lease is classified by the Company as a capital lease; and if none of the four criteria are met, the lease is classified by the Company as an operating lease.

Treasury Stock Policy [Policy Text Block]	TREASURY STOCK The Company records common shares purchased and held in treasury at cost.

Fair Value of Financial Instruments, Policy [Policy Text Block]
FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying amounts of current assets and liabilities approximate fair value due to the short-term nature of these instruments. The carrying amounts of noncurrent assets are reasonable estimates of their fair values based on management’s evaluation of future cash flows. The long-term liabilities are carried at amounts that approximate fair value based on borrowing rates available to the Company for obligations with similar terms, degrees of risk and remaining maturities.

Warrants And Preferred Shares [Policy Text Block]
WARRANTS AND PREFERRED SHARES
The accounting treatment of warrants and preferred share series issued is determined pursuant to the guidance provided by subtopics 470, “Debt”, 480 “Distinguishing liabilities from equity”, and 815, “Derivatives and Hedging” of the Accounting Standard Codification. Each feature of these instruments, including, without limitation, any rights relating to subsequent dilutive issuances, dividend issuances, equity sales, rights offerings, forced conversions, optional redemptions, automatic monthly conversions, dividends and exercise are assessed with determinations made regarding the proper classification on the Company’s statement of financial position, results of operations, cash flow statement and statement of changes in stockholders equity (deficit).

Please see notes 15 and 16 for further details.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
STOCK-BASED COMPENSATION
The Company accounts for all stock-based payments and awards under the fair value based method. Stock-based payments to non-employees are measured at the fair value of the consideration received, or the fair value of the equity instruments issued, or liabilities incurred, whichever is more reliably measurable. The fair value of stock-based payments to non-employees is periodically re-measured until the counterparty performance is complete, and any change therein is recognized over the vesting period of the award and in the same manner as if the Company had paid cash instead of paying with or using equity based instruments on an accelerated basis. The cost of the stock-based payments to nonemployees that are fully vested and non-forfeitable as at the grant date is measured and recognized at that date, unless there is a contractual term for services in which case such compensation would be amortized over the contractual term.

The Company accounts for the granting of share purchase options to employees using the fair value method whereby all awards to employees will be recorded at fair value on the date of the grant. Share based awards granted to employees with a performance condition are measured based on the probable outcome of that performance condition during the requisite service period. Such an award with a performance condition is accrued if it is probable that a performance condition will be achieved. Compensation costs for stock-based payments to employees that do not include performance conditions are recognized on a straight-line basis. The fair value of all share purchase options is expensed over their vesting period with a corresponding increase to additional capital surplus. Upon exercise of share purchase options, the consideration paid by the option holder, together with the amount previously recognized in additional capital surplus, is recorded as an increase to share capital

The Company uses the Black-Scholes option valuation model to calculate the fair value of share purchase options at the date of the grant. Option pricing models require the input of highly subjective assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimate.

The compensation expense recognized for the years ended March 31, 2016, March 31, 2015 and March 31, 2014 in relation to the granting of share purchase options to employees was $333,362, $260,045 and $82,947 respectively.

Fair Value Measurement, Policy [Policy Text Block]
FAIR VALUE MEASUREMENTS
The Company adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, for financial and non-financial assets and liabilities.

ASC 820 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The Company utilizes the market approach. The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1:	Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:
Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs that reflect the reporting entity’s own assumptions.

New Accounting Pronouncements, Policy [Policy Text Block]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The authoritative guidance is effective for annual reporting periods beginning after December 15, 2016. In July 2015, the FASB extended the effective date of the guidance by one year to December 15, 2017. The Company is currently in the process of assessing the impact this guidance will have on the consolidated financial statements.

In July 2015, the FASB issued ASU 2015-11, Inventory — Simplifying the Measurement of Inventory. ASU 2015-11 requires inventory to be subsequently measured using the lower of cost and net realizable value, thereby eliminating the market value approach. Net realizable value is defined as the “estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.” ASU 2015-11 is effective for reporting periods beginning after December 15, 2016 and is applied prospectively. Early adoption is permitted. The Company is evaluating the impact, if any, of adopting this new accounting guidance on its financial statements.

In February, 2016, the FASB issued ASU 2016-02, Leases (Topic 842) which provides new guidance on leases. The new guidance will increase transparency and comparability among organizations that lease buildings, equipment, and other assets by recognizing the assets and liabilities that arise from lease transactions. Current off-balance sheet leasing activities will be required to be reflected on balance sheets so that investors and other users of financial statements can more readily and accurately understand the rights and obligations associated with these transactions. Consistent with the current lease standard, the new guidance addresses both finance and operating leases. Finance leases will be accounted for in substantially the same manner as capital leases are accounted for under current GAAP. Operating leases will be accounted for (both in the income statement and statement of cash flows) in a manner consistent with operating leases under existing GAAP. However, as it relates to the balance sheet, lessees will recognize lease liabilities based upon the present value of remaining lease payments and corresponding lease assets for operating leases with limited exceptions. The new guidance will also require lessees and lessors to provide additional qualitative and quantitative disclosures to help investors and other users for financials statements assess the amount, timing and uncertainty of cash flows arising from leases. These disclosures are intended to supplement the amounts recorded in the financial statements so that users can understand more about the nature of an organization’s leasing activities. The new guidance is effective annual reporting periods, including interim reporting periods with those annual periods, beginning after December 15, 2018, with early application being also permitted, but not required. The Company is evaluating the impact of adoption of this guidance on its financial position, results of operations and disclosures.